RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in the six months ended June 30, 2021 and June 30, 2020 is as follows:

(in thousands of $)	2021	2020
Frontline Management	1,476	1,375
SFL	18,002	18,285
Seateam	—	1,701
Seatankers	9,236	5,928
CCL	(3)	23
TFG Marine	72,353	26,595
	101,064	53,907

Net amounts charged by related parties comprise of charter hire costs, bunker costs, general management and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2021 and June 30, 2020 is as follows:

(in thousands of $)	2021	2020
SFL	387	498
Seatankers	533	397
CCL	3,559	2,362
SwissMarine	12,977	7,267
Other	58	58
	17,514	10,582
Net amounts charged to related parties mainly comprise of commercial management fees, charter hire and net income under the revenue sharing agreement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations as of June 30, 2021 and June 30, 2020 is as follows:

(in thousands of $)	2021	2020
Time charter revenues	12,977	7,267
Other revenues	978	953
Other operating income (expenses)	3,559	2,362
Voyage expenses and commissions	(72,353)	(26,595)
Ship operating expenses	(1,079)	(2,750)
Charter hire expenses[1]	(26,937)	(23,980)
Administrative expenses	(696)	(582)
	(83,551)	(43,325)

1) Including charter hire expense for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
UFC	—	3
Seatankers	15	—
Swiss Marine	945	—
CCL	1,636	—
Other	(31)	—
	2,565	3

A summary of balances owed to related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
Frontline	1,889	322
CCL	—	1,440
Seatankers	19,143	60
TFG Marine	15,438	2,424
Other	1,211	619
	37,681	4,865